UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

Active Assets Institutional Money Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Certificates of Deposit (25.4%)
	Domestic Bank (1.2%)
$16,600	Branch Banking & Trust Co.	0.17%		04/22/14	$16,600,000

	International Banks (24.2%)
55,500	Bank of Montreal	0.07 - 0.18		04/02/14 - 06/19/14	55,500,000
16,000	BNP Paribas	0.32		05/01/14	16,000,000
22,400	Credit Industriel et Commercial	0.33		07/23/14 - 07/28/14	22,400,000
28,500	Credit Suisse NY	0.23		05/02/14 - 06/24/14	28,500,000
13,000	Deutsche Bank AG	0.27		05/29/14	13,000,000
12,700	Mizuho Bank Ltd.	0.22		05/02/14	12,700,000
32,300	Oversea Chinese Banking Corporation	0.19 - 0.23		04/16/14 - 05/09/14	32,300,000
41,500	Sumitomo Mitsui Banking Corp.	0.08 - 0.26		04/01/14 - 05/09/14	41,500,000
60,000	Swedbank AB	0.08		04/01/14 - 04/04/14	60,000,000
40,000	Toronto Dominion Bank	0.06		04/01/14 - 04/03/14	40,000,000

					321,900,000

	Total Certificates of Deposit (Cost $338,500,000)				338,500,000

	Repurchase Agreements (23.7%)
5,000	ABN Amro Securities LLC, (dated 03/14/14; proceeds $5,001,375; fully collateralized by various Common Stocks; valued at $5,250,028) (Demand 04/07/14)	0.30	(a)	04/16/14	5,000,000
25,000	Bank of Montreal, (dated 02/14/14; proceeds $25,004,326; fully collateralized by various U.S. Government Agencies, 3.00% - 3.50% due 11/01/28 - 03/01/43, and U.S Government Obligations, 0.38% - 2.25% due 03/15/15 - 03/31/21; valued at $25,452,971) (Demand 04/07/14)	0.07	(a)	05/14/14	25,000,000
5,000	Bank of Nova Scotia, (dated 03/04/14; proceeds $5,008,111; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 12/01/25 - 03/01/44, and U.S Government Obligations, 2.00% - 7.63% due 01/31/16 - 11/15/22; valued at $5,125,583) (Demand 04/07/14)	0.16	(a)	03/04/15	5,000,000
50,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $50,090,000; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 02/01/26 - 03/01/44, and a U.S Government Obligation, 2.00% due 01/31/16; valued at $51,487,480) (Demand 04/07/14)	0.18	(a)	09/08/14	50,000,000
8,130	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $8,130,018; fully collateralized by various U.S. Government Agencies, 1.98% - 5.38% due 01/01/37 - 01/01/44; valued at $8,373,900)	0.08		04/01/14	8,130,000

Active Assets Institutional Money Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

40,000	BNP Paribas Securities Corp., (dated 03/31/14; proceeds $40,000,211; fully collateralized by various Common Stocks and Preferred Stocks; valued at $42,000,806)	0.19		04/01/14	40,000,000
50,000	Credit Agricole Corp., (dated 03/31/14; proceeds $50,000,111; fully collateralized by a U.S. Government Agency, 2.75% due 02/15/19; valued at $50,961,933)	0.08		04/01/14	50,000,000
31,500	Credit Suisse Securities USA, (dated 03/17/14; proceeds $31,551,118; fully collateralized by various Corporate Bonds, 6.63% - 10.50% due 08/15/17 - 06/01/23; valued at $33,392,624)	0.64		06/17/14	31,500,000
5,500	Credit Suisse Securities USA, (dated 03/18/14; proceeds $5,508,828; fully collateralized by a Corporate Bond, 9.00% due 02/15/20; valued at $5,833,710)	0.64		06/17/14	5,500,000
5,000	ING Financial Markets LLC, (dated 03/31/14; proceeds $5,000,019; fully collateralized by various Corporate Bonds, 1.75% - 6.25% due 04/01/15 - 01/15/44; valued at $5,253,439)	0.14		04/01/14	5,000,000
4,700	ING Financial Markets LLC, (dated 03/03/14; proceeds $4,700,783; fully collateralized by various Corporate Bonds, 0.76% - 4.88% due 03/15/15 - 08/15/43; valued at $4,935,366)	0.20		04/02/14	4,700,000
1,600	ING Financial Markets LLC, (dated 03/07/14; proceeds $1,600,276; fully collateralized by a Corporate Bond, 5.65% due 05/01/18; valued at $1,685,533)	0.20		04/07/14	1,600,000
10,000	ING Financial Markets LLC, (dated 03/14/14; proceeds $10,001,722; fully collateralized by a Corporate Bond, 0.69% due 10/18/16; valued at $10,503,152) (Demand 04/07/14)	0.20	(a)	04/14/14	10,000,000
3,300	ING Financial Markets LLC, (dated 02/21/14; proceeds $3,301,136; fully collateralized by various Corporate Bonds, 0.76% - 3.38% due 08/15/14 - 03/22/16; valued at $3,468,683) (Demand 04/07/14)	0.21	(a)	04/21/14	3,300,000
4,700	ING Financial Markets LLC, (dated 02/27/14; proceeds $4,701,645; fully collateralized by various Corporate Bonds, 4.20% - 5.13% due 01/15/15 - 03/15/42; valued at $4,936,729) (Demand 04/07/14)	0.21	(a)	04/28/14	4,700,000
500	ING Financial Markets LLC, (dated 02/07/14; proceeds $500,287; fully collateralized by various Corporate Bonds, 3.38% - 5.50% due 04/01/20 - 02/01/23; valued at $534,269)	0.35		04/07/14	500,000
1,600	ING Financial Markets LLC, (dated 02/26/14; proceeds $1,600,949; fully collateralized by a Corporate Bond, 5.50% due 04/01/20, valued at $1,696,397) (Demand 04/07/14)	0.35	(a)	04/28/14	1,600,000
14,000	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $14,065,617; fully collateralized by various Convertible Bonds, 1.00% - 9.00% due 05/15/14 - 04/01/63, and Convertible Preferred Stocks; valued at $15,820,843) (Demand 04/07/14)	0.47	(a)	05/05/14	14,000,000
5,000	RBC Capital Markets LLC, (dated 01/16/14; proceeds $5,006,750; fully collateralized by various Corporate Bonds, 1.05% - 7.25% due 10/30/15 - 02/06/44; valued at $5,250,001) (Demand 04/07/14)	0.27	(a)	07/15/14	5,000,000

Active Assets Institutional Money Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

10,000	TD Securities USA LLC, (dated 03/31/14; proceeds $10,000,019; fully collateralized by various Corporate Bonds, 2.30% - 6.45% due 03/11/19 - 03/01/41, and a U.S Government Agency, 0.38% due 02/19/16; valued at $10,493,399)	0.07	04/01/14	10,000,000
25,000	Wells Fargo Securities LLC, (dated 03/31/14; proceeds $25,000,056; fully collateralized by a U.S. Government Obligation, 2.75% due 02/15/24; valued at $25,484,674)	0.08	04/01/14	25,000,000
5,000	Wells Fargo Securities LLC, (dated 03/06/14; proceeds $5,005,000; fully collateralized by various Corporate Bonds, 3.63% - 7.50% due 10/01/14 - 05/01/43; valued at $5,250,001)	0.40	06/04/14	5,000,000
5,000	Wells Fargo Securities LLC, (dated 03/18/14; proceeds $5,005,000; fully collateralized by a Commercial Paper, Zero Coupon due 09/18/14, and various Corporate Bonds, 0.25% - 7.38% due 07/15/14 - 07/01/39; valued at $5,291,028)	0.40	06/16/14	5,000,000

	Total Repurchase Agreements (Cost $315,530,000)			315,530,000

	Commercial Paper (17.2%)
	Automobiles (1.2%)
1,750	Toyota Credit Canada, Inc.	0.23	04/11/14	1,749,888
4,600	Toyota Financial Services de Puerto Rico, Inc.	0.23	04/03/14 - 07/15/14	4,599,152
9,250	Toyota Motor Credit Corp.	0.18	06/05/14	9,246,994

				15,596,034

	Domestic Bank (2.1%)
27,400	JP Morgan Securities LLC (b)	0.28	07/14/14	27,377,836

	Food & Beverage (1.5%)
13,400	Coca-Cola Co. (b)	0.15 - 0.18	07/15/14 - 09/11/14	13,389,962
7,000	Nestle Capital Corp. (b)	0.20	08/19/14	6,994,692

				20,384,654

	International Banks (12.4%)
43,200	Bank of Nova Scotia	0.20 - 0.23	04/17/14 - 07/01/14	43,185,180
30,500	Caisse Des Depots Et (b)	0.18	04/30/14	30,495,700
13,600	Caisse Des Depots Et	0.24	06/26/14	13,592,203
11,000	DBS Bank Ltd. (b)	0.22	05/05/14 - 07/01/14	10,995,834
9,400	DBS Bank Ltd.	0.22	07/21/14	9,393,624
21,200	Erste Abwicklungsanstalt	0.18	04/01/14 - 05/16/14	21,198,182
17,500	Sumitomo Mitsui Banking Corp.	0.23	07/03/14	17,489,828
10,000	United Overseas Bank Ltd. (b)	0.22	06/13/14 - 06/23/14	9,995,233
9,500	United Overseas Bank Ltd.	0.25	09/25/14	9,488,323

				165,834,107

	Total Commercial Paper (Cost $229,192,631)			229,192,631

	Time Deposits (14.6%)
	International Banks
65,000	Credit Agricole CIB Grand Cayman	0.04	04/01/14	65,000,000
65,000	Natixis Grand Cayman	0.05	04/01/14	65,000,000
65,000	Skandinaviska Enskilda Banken AB	0.02	04/01/14	65,000,000

	Total Time Deposits (Cost $195,000,000)			195,000,000

Active Assets Institutional Money Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Floating Rate Notes (9.5%)
	International Banks
17,500	DBS Bank Ltd. (b)	0.24 - 0.25%	06/26/14 - 06/30/14	09/26/14 - 09/30/14	17,499,270
14,000	HSBC Bank PLC	0.24	04/10/14	04/10/14	14,000,000
60,000	Rabobank Nederland NY	0.28 - 0.29	05/28/14 - 06/24/14	11/28/14 - 03/24/15	60,000,000
7,000	Toronto Dominion Bank	0.24	05/06/14	02/06/15	7,000,000
28,500	Westpac Banking Corp.	0.24	06/16/14	12/15/14	28,500,000

	Total Floating Rate Notes (Cost $126,999,270)				126,999,270

	Extendible Floating Rate Notes (5.8%)
	Domestic Banks (2.8%)
23,000	JPMorgan Chase Bank NA	0.35	06/09/14	03/07/19	23,000,000
	(Extendible Maturity Date 04/07/15)
14,000	Wells Fargo Bank NA	0.33	04/22/14	03/20/19	14,000,000
	(Extendible Maturity Date 04/20/15)

					37,000,000

	International Banks (3.0%)
9,000	Bank of Nova Scotia	0.34	04/30/14	01/31/19	9,000,000
	(Extendible Maturity Date 03/30/15)
15,500	Royal Bank of Canada	0.30	04/01/14	04/01/19	15,499,251
	(Extendible Maturity Date 04/01/15)
15,000	Svenska Handelsbanken AB (b)	0.27	04/15/14	05/13/16	15,000,000
	(Extendible Maturity Date 09/15/14)

					39,499,251

	Total Extendible Floating Rate Notes (Cost $76,499,251)				76,499,251

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Note (3.8%)
50,000	New Jersey, Ser Fiscal 2014 C TRANs (Cost $50,194,654)	2.00%	0.35%	06/26/14	50,194,654

	Total Investments (Cost $1,331,915,806) (d)			100.0%	1,331,915,806
	Other Assets in Excess of Liabilities			0.0 (e)	464,084

	Net Assets			100.0%	$1,332,379,890

TRANs	Tax and Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.

Active Assets Institutional Money Trust

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Certificates of Deposit	$—	$338,500,000	$—	$338,500,000
Repurchase Agreements	—	315,530,000	—	315,530,000
Commercial Paper	—	229,192,631	—	229,192,631
Time Deposits	—	195,000,000	—	195,000,000
Floating Rate Notes	—	126,999,270	—	126,999,270
Extendible Floating Rate Notes	—	76,499,251	—	76,499,251
Municipal Bonds & Note	—	50,194,654	—	50,194,654

Total Assets	$—	$1,331,915,806	$—	$1,331,915,806

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014